Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 15 — Discontinued Operations

Discontinued operations are accounted for in accordance with the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Section 360-10-35 Property, Plant and Equipment. In accordance with FASB ASC Section 360-10-35, the net assets of discontinued operations are recorded on our consolidated balance sheets at carrying value. The results of operations of discontinued operations are segregated from continuing operations and reported separately as discontinued operations in our consolidated statements of loss and comprehensive loss.

On March 12, 2021, the bankruptcy court approved the sale of the CBAV1, LLC Assets to BTL Diffusion SARL, the winning bidder, at the auction held on March 10, 2021 and March 11, 2021 for a total sum of $3,000,000, which includes a cash payment at closing in the amount of $2,650,000, less certain closing costs and credits, and additional royalty payments in the amount of $150,000 on April 15, 2022 and in the amount of $200,000 on April 15, 2023 (“CBAV1-BTL Transaction”).

A first closing of the CBAV1-BTL Transaction occurred on April 16, 2021, with the transfer of assets and release of funds completed on April 21, 2021 (“Final Closing”). Contemporaneously with the Final Closing, a certain license agreement between CBAV1 and Edison Nation, LLC (“Edison Nation”) terminated and any remaining operational assets of Edison Nation were transferred to BTL.

On November 30, 2020, the Company (the “Seller”) and its wholly owned subsidiary, SRM Entertainment, LTD (“SRM”) entered into a Stock Exchange Agreement (the “Exchange Agreement”) with Jupiter Wellness, Inc. (“Jupiter”)(the “Buyer”). Under the terms of the Exchange Agreement, the Buyer agreed to purchase all outstanding shares of common stock (the “Exchange Shares”) issued by SRM from the Seller. As consideration for the purchase of the Exchange Shares, the Buyer agreed to exchange 200,000 shares of its restricted common stock (the “Consideration Shares”), symbol JUPW as listed on NASDAQ Capital Markets. The Company made the decision to divest the amusement park business due to the slow re-openings of amusement parks around the world and the investment that would have been needed to remain open and the investment required to relaunch as the amusement parks begin to get back to full capacity.

The following table presents the carrying values of the assets and liabilities of our discontinued operations at June 30, 2021 and December 31, 2020, respectively:

	June 30, 2021	December 31, 2020

Assets
Current assets:
Accounts receivable, net	$-	$220,964
Inventory	-	559,737
Prepaid expenses and other current assets	-	261,980
Total current assets	-	1,042,680
Intangible assets, net	-	5,739,524
Total assets	$-	$6,782,204

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$120,729	$487,454
Total current liabilities	$120,729	$487,454

The following table presents the summary results of operations of our discontinued operations for the three and six months ended June 30, 2021 and 2020, respectively:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Revenues, net	$-	$1,706,044	697,883	3,419,808
Cost of revenues	-	884,848	490,195	1,939,541
Gross profit	-	821,196	207,688	1,480,267

Operating expenses:
Selling, general and administrative	99,286	393,077	385,888	1,396,127
Operating income	(99,286)	428,119	178,200	84,140

Other (expense) income:
(Loss) gain on disposal	(4,308,780)	-	(4,308,780)	4,911,760
Total other (expense) income	(4,308,780)	-	(4,308,780)	4,911,760
(Loss) income before income taxes	(4,408,066)	428,119	(4,486,980)	4,995,900
Income tax expense	-	-	-	-
Net (loss) income	$(4,408,066)	$428,119	(4,486,980)	4,995,900

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 18 — Discontinued Operations

Discontinued operations are accounted for in accordance with the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Section 360-10-35 Property, Plant and Equipment. In accordance with FASB ASC Section 360-10-35, the net assets of discontinued operations are recorded on our consolidated balance sheets at carrying value. The results of operations of discontinued operations are segregated from continuing operations and reported separately as discontinued operations in our consolidated statements of loss and comprehensive loss.

On November 30, 2020, the Company (the “Seller”) and its wholly owned subsidiary, SRM Entertainment, LTD (“SRM”) entered into a Stock Exchange Agreement (the “Exchange Agreement”) with Jupiter Wellness, Inc. (“Jupiter”)(the “Buyer”). Under the terms of the Exchange Agreement, the Buyer agreed to purchase all outstanding shares of common stock (the “Exchange Shares”) issued by SRM from the Seller. As consideration for the purchase of the Exchange Shares, the Buyer agreed to exchange 200,000 shares of its restricted common stock (the “Consideration Shares”), symbol JUPW as listed on NASDAQ Capital Markets. The Company made the decision to divest the amusement park business due to the slow re-openings of amusement parks around the world and the investment that would have been needed to remain open and the investment required to relaunch as the amusement parks begin to get back to full capacity.

The following table presents the carrying values of the assets and liabilities of our discontinued operations at December 31, 2020 and 2019, respectively:

	For the Twelve Months Ended December 31,
	2020	2019

Assets
Current assets:
Cash and cash equivalents	$43,405	$178,485
Accounts receivable, net	237,093	803,316
Inventory	77,710	126,739
Prepaid expenses and other current assets	42,104	31,667
Income tax receivable	120,211	147,889
Total current assets	520,523	1,288,096
Property and equipment, net	28,504	56,049
Total assets	$549,027	$1,344,145

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$677,326	$1,382,055
Accrued expenses and other current liabilities	73,615	109,607
Line of credit	-	-
Notes payable, current	-	-
Due to related party	-	-
Total current liabilities	$750,941	$1,491,662

The following table presents the summary results of operations of our discontinued operations for the years ended December 31, 2020 and 2019, respectively:

	For the Twelve Months Ended December 31,
	2020	2019
Revenues, net	$2,727,346	$7,105,630
Cost of revenues	2,145,989	5,289,781
Gross profit	581,357	1,815,849

Operating expenses:
Selling, general and administrative	1,211,050	1,824,645
Operating income	(629,693)	(8,796)

Other (expense) income:
Interest income	1	985
Total other (expense) income	1	985
Loss before income taxes	(629,692)	(7,811)
Income tax expense	(12,940)	(2,826)
Net (loss) income	$(642,632)	$(10,637)

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS